Equity-Accounted Investees - Narrative (Detail) shares in Millions, $ in Millions								3 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Oct. 25, 2024	Mar. 04, 2024 USD ($) shares	Dec. 21, 2023 USD ($)	May 02, 2023	Dec. 13, 2016	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2026 USD ($)
Windfall Project
Disclosure of equity-accounted investees [line items]
Asset acquisition, percentage of shares acquired			0.50
Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of equity-accounted investees [line items]
Number of shares in equity accounted investees (in shares) | shares				28.5
Other disposals of assets | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of equity-accounted investees [line items]
Number of shares in equity accounted investees (in shares) | shares				28.5
Windfall Project
Disclosure of equity-accounted investees [line items]
Interest in joint venture			50.00%			50.00%
Windfall Project | Osisko Mining Incorporated
Disclosure of equity-accounted investees [line items]
Interest in joint venture			50.00%			50.00%
Asanko Gold
Disclosure of equity-accounted investees [line items]
Interest in joint venture					45.00%				45.00%
Additional royalties percentage					1.00%
Portion of consideration paid received consisting of cash and cash equivalents				$ 65.0
Asanko Gold | Other disposals of assets
Disclosure of equity-accounted investees [line items]
Portion of consideration paid received consisting of cash and cash equivalents				$ 65.0
Asanko Gold | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of equity-accounted investees [line items]
Number of shares in equity accounted investees (in shares) | shares									28.5
Asanko Gold | Forecast
Disclosure of equity-accounted investees [line items]
Consideration received	$ 30.0	$ 25.0			$ 30.0			$ 85.0				$ 170.0
Additional royalties percentage					1.00%
Portion of consideration paid received consisting of cash and cash equivalents								$ (65.0)
Gruyere Gold project
Disclosure of equity-accounted investees [line items]
Percentage of ownership in joint operation							50.00%		50.00%
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Consideration received									$ 1.0
Asanko Gold Ghana Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture									45.00%
Government ownership percentage									10.00%
Shika Group Finance Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture									50.00%
Adansi Gold Company Ghana Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture									50.00%
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Interest in joint venture									0.00%	40.00%	40.00%
Lepanto Consolidated Mining Company
Disclosure of equity-accounted investees [line items]
Interest in joint venture									60.00%
Asanko Gold | Forecast
Disclosure of equity-accounted investees [line items]
Consideration received												$ 170.0